Long-term investments -Combined Information for APUC's interest in VIE's (Details) - Variable Interest Entity, Not Primary Beneficiary - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Carrying amount	$ 59,091	$ 9,581
Development loans receivable	35,000	101,417
Commitments on behalf of VIEs	1,364,871	120,669
APUC's maximum exposure in regard to VIE's	$ 1,458,962	$ 231,667